Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Buildings and structures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	20 years
Buildings and structures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	40 years
Machinery [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	4 years
Machinery [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	5 years
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	4 years
Equipment, tools and vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	4 years
Equipment, tools and vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	12 years